Provision for Legal and Administrative Claims (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Provision for Legal and Administrative Claims [Line Items]
Provisions	R$ 271,025	R$ 254,723	R$ 17,484
Potential fine amount	13,000,000
Statutory cap fine amount	60,000,000
Civil Claims [Member]
Provision for Legal and Administrative Claims [Line Items]
Provisions	30,547	20,239	8,256
Risk of loss	28,350	0
Labor Claims [Member]
Provision for Legal and Administrative Claims [Line Items]
Provisions	23,647	22,694	9,228
Risk of loss	56,464	48,265
Tax Claims [Member]
Provision for Legal and Administrative Claims [Line Items]
Provisions	216,831	211,790
Risk of loss	R$ 78,022	R$ 133,967